Share Based Payments - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Number of Stock Options, Beginning balance outstanding	99,018	94,475	69,921
Number of Stock Options, Granted	23,112	33,337	28,896
Number of Stock Options, Forfeited			(1,528)
Number of Stock Options Forfeited/Cancelled	(9,906)	(13,939)
Number of Stock Options, Exercised		(14,855)	(2,814)
Number of Stock Options, Ending balance outstanding	112,224	99,018	94,475
Number of Stock Options, Exercisable	69,995	53,850
Weighted Average Exercise Price, Beginning balance outstanding	$ 236.63	$ 249.87
Weighted Average Exercise Price, Granted	16.42	162.74	$ 354.20
Weighted Average Exercise Price, Forfeited			346.15
Weighted Average Exercise Price, Exercised		96.95	108.50
Weighted Average Exercise Price, Ending balance outstanding	194.68	236.63	$ 249.87
Weighted Average Exercise Price, Forfeited/Cancelled	(198.03)	298.55
Weighted Average Exercise Price, Exercisable	$ 149.62	$ 248.25
Aggregate Intrinsic Value, Ending balance outstanding			$ 8,308